NON-WHOLLY OWNED SUBSIDIARIES	12 Months Ended
Dec. 31, 2023
Interests In Other Entities [Abstract]
NON-WHOLLY OWNED SUBSIDIARIES	NON-WHOLLY OWNED SUBSIDIARIES
The following tables present summarized accounts for non-wholly owned subsidiaries on the Consolidated Statements of Financial Position:

	As of December 31, 2023
US$ MILLIONS	Current Assets	Non-Current Assets	Current Liabilities	Non-Current Liabilities	Non-Controlling Interest	Equity in Net Assets Attributable to the partnership
Brazilian regulated gas transmission operation	$747	$3,576	$549	$3,099	$526	$149
U.K. regulated distribution operation	312	5,579	387	3,744	344	1,416
Global intermodal logistics operation(1)	435	11,950	984	6,639	3,597	1,165
Total	$1,494	$21,105	$1,920	$13,482	$4,467	$2,730

(1)See Note 4, Acquisition of Businesses, for additional information.

	As of December 31, 2022
US$ MILLIONS	Current Assets	Non-Current Assets	Current Liabilities	Non-Current Liabilities	Non-Controlling Interest in Affiliates	Equity in Net Assets Attributable to the partnership
Brazilian regulated gas transmission operation	$737	$3,362	$486	$3,034	$460	$119
U.K. regulated distribution operation	264	4,821	690	2,864	298	1,233
Total	$1,001	$8,183	$1,176	$5,898	$758	$1,352

The following tables present summarized accounts for non-wholly owned subsidiaries on the Consolidated Statements of Operating Results:

	Year ended December 31, 2023
		Attributable to non-controlling interest		Attributable to the partnership
US$ MILLIONS	Revenue	Net Income	Other Comprehensive Income (loss)	Net Income	Other Comprehensive Income (loss)
Brazilian regulated gas transmission operation	$1,483	$455	$44	$202	$19
U.K. regulated distribution operation	635	19	38	78	154
Global intermodal logistics operation(1)	385	56	(33)	22	(13)
Total	$2,503	$530	$49	$302	$160

(1)See Note 4, Acquisition of Businesses, for additional information.

	Year ended December 31, 2022
		Attributable to non-controlling interest		Attributable to the partnership
US$ MILLIONS	Revenue	Net Income	Other Comprehensive Income (loss)	Net Income	Other Comprehensive Income (loss)
Brazilian regulated gas transmission operation	$1,314	$506	$(2)	$225	$(1)
U.K. regulated distribution operation	572	19	(20)	75	(78)
Total	$1,886	$525	$(22)	$300	$(79)

	Year ended December 31, 2021
		Attributable to non-controlling interest		Attributable to the partnership
US$ MILLIONS	Revenue	Net Income	Other Comprehensive Income (loss)	Net Income	Other Comprehensive Income (loss)
Brazilian regulated gas transmission operation	$1,074	$361	$(87)	$150	$(31)
U.K. regulated distribution operation	569	34	6	138	26
Total	$1,643	$395	$(81)	$288	$(5)

The following tables present summarized accounts for non-wholly owned subsidiaries on the Consolidated Statements of Cash Flows:

	Cash Flow Activities
	Year ended December 31, 2023			Year ended December 31, 2022
US$ MILLIONS	Operating	Investing	Financing	Operating	Investing	Financing
Brazilian regulated gas transmission operation	$739	$(36)	$(742)	$783	$(80)	$(824)
U.K. regulated distribution operation	226	(487)	309	293	(432)	101
Global intermodal logistics operation(1)	327	(3,048)	2,828	—	—	—
Total	$1,292	$(3,571)	$2,395	$1,076	$(512)	$(723)

(1)See Note 4, Acquisition of Businesses, for additional information.

	Cash Flow Activities
	Year ended December 31, 2021
US$ MILLIONS	Operating	Investing	Financing
Brazilian regulated gas transmission operation	$768	$(32)	$(473)
U.K. regulated distribution operation	273	344	(582)
Total	$1,041	$312	$(1,055)